Statutory Reserve - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2018	May 31, 2017	May 31, 2016
Statutory Accounting Practices [Line Items]
Percentage allocation of profits to general reserves	10.00%
Registered capital	50.00%
Accrued for general reserve	$ 1,830	$ 1,749	$ 695
Percentage allocation of profits to development fund	25.00%
Group transfers to the statutory reserves	$ 43,543	35,278	31,853
Development fund [Member]
Statutory Accounting Practices [Line Items]
Appropriations to reserves	$ 41,713	$ 33,529	$ 31,158